Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 89,381	$ 110,741
Demand deposits with banks - Interest bearing	340,256	326,437
Cash equivalents - Interest bearing	1,105,501	1,664,473
Cash due from banks	1,535,138	2,101,651
Securities purchased under agreement to resell	178,769	148,813
Short-term investments	249,984	519,755
Investment in securities
Trading	6,824	6,313
Available-for-sale	3,317,440	3,332,738
Held-to-maturity (fair value: $1,377,354 (2016: $1,046,828))	1,381,955	1,061,103
Total investment in securities	4,706,219	4,400,154
Loans
Loans	3,812,329	3,614,725
Allowance for credit losses	(35,467)	(44,247)
Loans, net of allowance for credit losses	3,776,862	3,570,478
Premises, equipment and computer software	164,790	167,773
Accrued interest	24,915	22,780
Goodwill	21,529	19,622
Intangible assets	39,066	42,289
Investments in associates and equity method	14,099	13,482
Other real estate owned	9,127	14,199
Other assets	58,739	82,549
Total assets	10,779,237	11,103,545
Bank deposits
Total deposits	9,536,458	10,033,649
Employee benefit plans	128,798	139,967
Accrued interest	2,376	2,143
Pending payable for investments purchased	51,913	0
Other liabilities	119,811	100,044
Total other liabilities	302,898	242,154
Long-term debt	117,000	117,000
Total liabilities	9,956,356	10,392,803
Commitments, contingencies and guarantees (Note 12)
Shareholders' equity
Common share capital (BMD 0.01 par; authorized voting ordinary shares 2,000,000,000 and non-voting ordinary shares 6,000,000,000) issued and outstanding: 54,692,630 (2016: 53,284,872)	547	533
Additional paid-in capital	1,155,542	1,142,608
Accumulated deficit	(204,156)	(287,677)
Less: treasury common shares, at cost: nil (2016: 2,066)	0	(42)
Accumulated other comprehensive loss	(129,052)	(144,680)
Total shareholders’ equity	822,881	710,742
Total liabilities and shareholders’ equity	10,779,237	11,103,545
Customers
Bermuda
Non-interest bearing	1,840,201	1,733,684
Interest bearing	3,412,623	4,213,417
Non-Bermuda
Non-interest bearing	639,525	651,329
Interest bearing	3,631,643	3,411,423
Bank deposits
Total deposits	9,523,992	10,009,853
Banks
Bank deposits
Bermuda	442	344
Non-Bermuda	12,024	23,452
Total deposits	$ 12,466	$ 23,796